Note 14 - 401(k) Plan (Details Textual) - Pension Plan [Member] - The 401(k) Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	90.00%
Defined Contribution Plan, Employers Contribution Vesting Period	4 years
Defined Contribution Plan, Cost	$ 0